19. INCOME TAXES: Schedule of Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Loss before income taxes	$ (3,856,587)	$ (241,504)
Change in deferred tax liability	0	4,172
Income tax benefit	$ 0	$ 4,172